As filed with the Securities and Exchange Commission on March 17, 2006

Registration No. 333-62446

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File No. 811-09389

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 42	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE & ANNUITY COMPANY

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant, Esq.
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on March 20, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on __________________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Preserver-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000303, as filed on April 28, 2005, and in Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000558, as filed on August 1, 2005, and incorporated by reference herein.)

Supplement Dated March 20, 2006 to Prospectus Dated May 1, 2005 for
Pacific Select Exec II-NY, Pacific Select Exec III-NY, and Pacific Select Performer 500-NY,
Flexible Premium Variable Life Insurance Policies, and Pacific Select Estate Preserver-NY,
Last Survivor Flexible Premium Variable Life Insurance Policies
(each a “policy”) Issued by Pacific Life & Annuity Company (“PL&A”)

You’ll find an explanation of what terms mean in your policy prospectus or in the prospectuses for the funds underlying the available investment options. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the Pacific Select Fund’s prospectus. You should read the prospectus carefully.

This supplement must be preceded or accompanied by the applicable prospectus dated May 1, 2005. This supplement includes information previously added to the prospectus dated May 1, 2005 by supplement dated December 12, 2005. Changes described in this supplement are effective immediately, unless otherwise noted.

Policy basics is changing
The following replaces the first paragraph of Timing of payments, forms and requests: Effective date:

Once your policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the appropriate mailing address that appears on the back cover of this prospectus. Any application, premium payment, form, request or any other correspondence sent to any PL&A address other than to the mailing address appearing on the back cover, will not be deemed received in proper order and may result in a processing delay.

The Blue Chip portfolio has a new manager	Effective January 1, 2006, Loomis, Sayles & Company, L.P. became the portfolio manager of the Blue Chip portfolio.

The name of the Blue Chip portfolio has changed
Effective January 1, 2006, the Blue Chip variable investment option changed its name to Large-Cap Growth variable investment option.

This new name reflects the change in name of the underlying portfolio of Pacific Select Fund. Throughout the prospectus or any supplement thereof, any reference to the Blue Chip portfolio, variable account or variable investment option is changed to refer to the Large-Cap Growth portfolio, variable account or variable investment option.

Substitution of the Equity Income portfolio Other terms of your policy will not change as a result of the substitution and reorganization transactions described in this supplement.
Effective April 28, 2006 (the “substitution date”), shares of the Equity Income portfolio will be automatically redeemed and shares of the American Funds Growth-Income portfolio will be purchased. At the same time, accumulation units of the Equity Income variable account will be automatically exchanged for accumulation units of equal value of the American Funds Growth-Income variable account.

The Equity Income portfolio and corresponding Equity Income variable account will cease to exist.

On the substitution date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Equity Income investment option will be deemed an instruction for the American Funds Growth-Income investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

You need not take any action regarding the substitution. The exchange of the Equity Income variable account accumulation units for accumulation units of equal value of the American Funds Growth-Income variable account will occur automatically on the substitution date.

If the substitution is postponed or terminated, the corresponding transfer of variable account assets for the substitution will also be postponed or terminated. We will notify you if either of these events occur.

Starting March 29, 2006, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the substitution, you may transfer from:

     • the Equity Income investment option during the period between March 29, 2006 and the substitution date, or

• the American Funds Growth-Income investment option during the period between the substitution date and May 28, 2006, if you received shares of the American Funds Growth-Income investment option in the substitution.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards:

     • the transfer limitations described in your policy prospectus, or

     • any transfer fees that may be assessed in the future.

However, any investment option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

We do not currently assess transfer fees, but we reserve the right to do so, as stated in the prospectus.

Reorganization of the Financial Services and Aggressive Growth portfolios
Effective April 28, 2006 (the “reorganization date”), the following transactions (the “reorganization”) are scheduled to occur:

     • shares of the Financial Services portfolio will be transferred to the Large-Cap Value portfolio, and

• shares of the Aggressive Growth portfolio will be transferred to the Mid-Cap Growth portfolio.

At the same time that the reorganization occurs, accumulation units of the Financial Services variable account will automatically be transferred to the Large-Cap Value variable account in exchange for accumulation units of equal value of the Large-Cap Value variable account and accumulation units of the Aggressive Growth variable account will automatically be transferred to the Mid-Cap Growth variable account in exchange for accumulation units of equal value of the Mid-Cap Growth variable account.
The Financial Services and Aggressive Growth portfolios and variable accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates:

     1) the Financial Services investment option will be deemed an instruction for the Large-Cap Value investment option; and/or

2) the Aggressive Growth investment option will be deemed an instruction for the Mid-Cap Growth investment option.

This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

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You need not take any action regarding the reorganization. The exchange of the Financial Services variable account accumulation units for accumulation units of equal value of the Large-Cap Value variable account and the exchange of Aggressive Growth variable account accumulation units for accumulation units of equal value of the Mid-Cap Growth variable account will occur automatically on the reorganization date.

If the reorganization is postponed or terminated, the corresponding transfer of variable account assets for the reorganization will also be postponed or terminated. We will notify you if either of these events occur.

Starting March 29, 2006, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the reorganization, you may transfer from:

     • the Financial Services and/or the Aggressive Growth Income investment option during the period between March 29, 2006 and the reorganization date, or

     • the Large-Cap Value and/or the Mid-Cap Growth investment option during the period between the reorganization date and May 28, 2006, if you received shares of the Large-Cap Value and/or the Mid-Cap Growth investment option in the substitution.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards:

     • the transfer limitations described in your policy prospectus, or

• any transfer fees that may be assessed in the future.

However, any investment option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

We do not currently assess transfer fees, but we reserve the right to do so, as stated in the prospectus.

The International Value portfolio will have a new manager	Effective May 1, 2006, Alliance Capital Management L.P. (AllianceBernstein) will be the portfolio manager of the International Value portfolio.

The following new variable Investment options will be available	Effective May 1, 2006, the following new variable investment options will be added: • International Small-Cap • Diversified Bond

For more complete information on each of these underlying portfolios, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolios. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolios is not complete and may be changed. A registration statement for the shares of the portfolios has been filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell the shares of the portfolios.

How premiums work: Allocating your premiums is changing
The following is added to Portfolio optimization:

The models. Information concerning the portfolio optimization models that will become available on May 5, 2006 is described below. For more information regarding the portfolio optimization models currently available, see Appendix 1. You should review this information carefully before selecting or changing a model.

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The current asset class exposure and portfolio optimization model allocations shown in the chart below may change over time, based on the periodic review of the models and reallocations which reflect updated recommendations.

Model A Conservative	Model B Moderate-Conservative	Model C Moderate	Model D Moderate-Aggressive	Model E Aggressive

Investor Profile

You are looking for a relatively stable investment and do not tolerate short- term market swings.	Your focus is on keeping pace with inflation and you can tolerate a moderate level of risk.	You want the opportunity for long-term moderate growth.	You want an investment that is geared for growth and are willing to accept above average risk.	You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Time Horizon < --------------------------------------------------------------------------------- > Longer Investment Time Horizon Investor Objective

Primarily preservation of capital	Moderate growth	Steady growth in asset values	Moderately high growth in asset values	High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.	There may be some losses in the values of the investment from year to year.	There will probably be some losses in the values of the underlying investments from year to year.

		Fluctuations in value should be less than those of the overall stock markets.	Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < ------------------------------------------------------------------------------------- > Higher Risk Asset Class Target Exposure

	Model A	Model B	Model C	Model D	Model E

Cash	10%	6%	1%	2%	2%

Bonds	67	50	39	18	6

Domestic Stocks	17	32	42	56	61

International Stocks	6	12	18	24	31

Portfolio Optimization Model Target Allocations as of May 5, 2006

	Model A	Model B	Model C	Model D	Model E

American Funds Growth-Income	—	—	3%	5%	8%

American Funds Growth	—	2%	3	6	8

International Small-Cap	—	—	2	3	3

Diversified Research	2%	4	4	4	4

Short Duration Bond	23	12	8	2	—

Growth LT	—	—	3	3	3

Diversified Bond	6	5	3	2	—

Mid-Cap Value	4	6	8	12	10

Large-Cap Growth	—	5	5	4	4

International Value	3	5	5	5	12

International Large-Cap	2	6	8	13	13

Equity Index	—	—	2	4	4

Small-Cap Index	—	—	—	2	2

Fasciano Small Equity	—	—	—	2	3

Small-Cap Value	—	2	2	—	—

Main Street Core	8	7	6	4	2

Emerging Markets	—	—	3	4	4

Managed Bond	17	14	11	3	—

Inflation Managed	16	13	11	6	—

Money Market	8	4	—	—	—

High Yield Bond	5	4	2	—	—

Large-Cap Value	4	5	5	6	6

Comstock	2	4	4	4	4

Mid-Cap Growth	—	2	2	3	3

Real Estate	—	—	—	3	5

VN Small-Cap Value	—	—	—	—	2

Less Volatile < ---------------------------------------------------------------- > More Volatile

4

Your investment options is changing	The following replaces information regarding the Blue Chip portfolio and the International portfolio in the chart appearing in Variable investment options:

Pacific Select Fund Portfolio	Investment Goal	The Portfolio’s Main Investments	Portfolio Manager
International Value	Long-term capital appreciation.	Equity securities of large non-U.S. equity companies believed to be undervalued.	Alliance Capital Management L.P.

Large-Cap Growth	Long-term growth of capital. (Current income is of secondary importance.)	Equity securities of large-capitalization growth companies.	Loomis, Sayles & Company, L.P.

The following is added to chart appearing in Variable investment options:

Pacific Select Fund Portfolio	Investment Goal	The Portfolio’s Main Investments	Portfolio Manager
International Small-Cap	Long-term growth of capital.	Equity securities of non-U.S. companies with small market capitalizations.	Batterymarch Financial Management, Inc.

Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of domestic and foreign issuers.	J.P. Morgan Investment Management, Inc.

About PL&A is changing
The following is added to Distribution arrangements:

We may agree to reduce or waive some or all of the policy charges and/or credit additional amounts under our policies, for a policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to policies owned by eligible persons if such policies are purchased directly through PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/ dealer nor will commissions be payable to any broker/ dealer in connection with such purchases. Eligible persons must contact us directly with servicing questions, policy changes and other matters relating to their policies. The amount credited to policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible person’s policy after the free look transfer date has occurred, or, if premiums are paid using the monthly electronic funds transfer plan, on the first policy anniversary.

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APPENDIX 1

If you select a portfolio optimization model, until May 4, 2006, your net premium payments or accumulated value, as applicable, will be allocated to the investment options according to the model you select as indicated in the charge below. On May 5, 2006, we will automatically update your model to the portfolio optimization model allocations shown under How premiums work: Allocating your premiums in this supplement. However, if your policy was purchased through Smith Barney, now known as Citigroup Global Markets Inc., or through Citicorp Investment Services (Citicorp), you must contact your registered representative if you want to move to a new model after the annual analysis.

The current asset class exposure and portfolio optimization model allocations shown in the chart below may change over time, based on the periodic review of the models and reallocations which reflect updated recommendations.

Model A Conservative	Model B Moderate-Conservative	Model C Moderate	Model D Moderate-Aggressive	Model E Aggressive

Investor Profile

You are looking for a relatively stable investment and require investments that generate some level of income.	Your focus is on keeping pace with inflation. Income generating investment and capital appreciation are desired.	You want the opportunity for long-term moderate growth.	You want an investment that is geared for growth and are willing to accept above average risk.	You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Time Horizon < --------------------------------------------------------------------------------- > Longer Investment Time Horizon Investor Objective

Primarily preservation of capital	Moderate growth	Steady growth in asset values	Moderately high growth in asset values	High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.	There may be some losses in the values of the investment from year to year.	There will probably be some losses in the values of the underlying investments from year to year.

		Fluctuations in value should be less than those of the overall stock markets.	Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < ------------------------------------------------------------------------------------- > Higher Risk Asset Class Target Exposure

	Model A	Model B	Model C	Model D	Model E

Cash	13%	6%	3%	3%	2%

Bonds	62	49	37	20	5

Domestic Stocks	20	34	44	59	70

International Stocks	5	11	16	18	23

Portfolio Optimization Model Target Allocations as of May 6, 2005

	Model A	Model B	Model C	Model D	Model E

Large-Cap Growth	—	6%	4%	4%	4%

American Funds Growth-Income	—	—	3	4	8

American Funds Growth	—	—	3	6	10

Diversified Research	3%	4	4	3	3

Short Duration Bond	24	16	7	4	—

Growth LT	—	—	2	2	5

Mid-Cap Value	4	7	8	12	7

International Value	3	5	5	5	9

International Large-Cap	3	8	10	13	15

Equity Index	—	—	2	6	7

Small-Cap Index	—	—	3	3	2

Fasciano Small Equity	—	—	—	4	5

Small-Cap Value	—	3	2	—	—

Main Street Core	7	7	7	6	4

Emerging Markets	—	—	4	4	4

Managed Bond	19	16	14	6	—

Inflation Managed	14	13	11	6	—

Money Market	10	3	—	—	—

High Yield Bond	6	4	3	—	—

Large-Cap Value	4	5	5	6	7

Comstock	3	3	3	3	3

Real Estate	—	—	—	3	5

VN Small-Cap Value	—	—	—	—	2

Less Volatile < ---------------------------------------------------------------- > More Volatile

6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998[1]

	(b)	Memorandum Establishing Separate Account[1]

(2)	Inapplicable

(3)	(a)	Form of Distribution Agreement Between PL&A and Pacific Select Distributors, Inc.[1]

	(b)	Form of Selling Agreement Between Pacific Select Distributors, Inc. and Various Broker-Dealers[1]

(4)	(a)	Flexible Premium Variable Life Insurance Policy (Form P0156-NY)[2]

	(b)	Last Survivor Added Protection Benefit Rider (Form R01LST-NY)[2]

	(c)	Individual Annual Renewable Term Rider (Form R01IRT-NY)[2]

	(d)	Policy Split Option Rider (Form R94PSO-NY)[2]

	(e)	Accelerated Living Benefit Rider (Form R92ALB-NY)[1]

	(f)	Estate Tax Repeal Rider (Form R01ETR-NY)[1]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[2]

(6)	(a)	Bylaws of PL&A1

	(b)	Articles of Incorporation of PM Group Life Insurance Company[1]

	(c)	Amended & Restated Articles of Incorporation for PM Group Life Insurance Company[1]

(7)	Form of Reinsurance Contract[4]

(8)	(a)	Form of Participation Agreement between PL&A and Pacific Select Fund[1]

	(b)	Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life)[1]

	(c)	Addendum to Participation Agreement between PL&A and Pacific Select Fund 1/1/02[3]

	(d)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company[5]

	(e)	Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company[6]

	(f)	Addendum to Participation Agreement with Merrill Lynch Variable Series Funds, Inc. and FAM Distributors, Inc.[8]

	(g)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Fidelity Distributors Corporation[9]

	(h)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc. and FAM Distributors, Inc.[10]

	(i)	Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc.[11]

	(j)	Participation Agreement with Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Corporation[12]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm[7]

	(b)	Consent of Dechert[7]

(15)	(a)	Opinion of Actuary[3]

	(b)	Form of Illustration of Policy Benefits[3]

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)	Powers of Attorney[3]

[1]	Filed as part of Registration Statement on Form S-6 via EDGAR on June 6, 2001, File No. 333-62446, Accession Number 0001017062-01-500429.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on December 27, 2001, File No. 333-62446, Accession Number 0001017062-01-500983.

[3]	Filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on April 22, 2002, File No. 333-62446, Accession Number 0001017062-02-000855.

[4]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed via EDGAR on February 21, 2003, File No. 333-62446, Accession No. 0001017062-03-000292.

[5]	Filed as part of Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-62446, Accession No. 0001193125-04-008908.

[6]	Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248.

[7]	Filed as part of Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 via EDGAR on April 27, 2005, File No. 333-62446, Accession No. 0000892569-05-000303.

[8]	Filed as Exhibit 8(h) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[9]	Filed as Exhibit 8(i) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[10]	Filed as Exhibit 8(j) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[11]	Filed as Exhibit 8(k) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[12]	Filed as Exhibit 8(l) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

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Item 28. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
James T. Morris	Chief Operating Officer
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware StockHolding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

3

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life & Annuity Company or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

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Item 31. Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A, Separate Account B and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Peter S. Deering	Director & SVP, Strategic Growth
John L. Dixon	Director & President
Adrian S. Griggs	Director, VP & Chief Financial Officer
Gerald W. Robinson	Director, Chairman & Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP & Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Michael S. Graham	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP & Treasurer
Audrey L. Milfs	VP & Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance
Jane M. Guon	Assistant Secretary
Gail H. McIntosh	Assistant Secretary
Julia C. McKinney	Assistant Secretary
Michael T. McLaughlin	Assistant Secretary
Cheryl L. Tobin	Assistant Secretary
Stephen J. Toretto	Assistant Secretary

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

		(3)
(1)	(2)	Compensation on
Name of	Net Underwriting	Events Occasioning	(4)	(5)
Principal	Discounts and	the Deduction of a	Brokerage	Other
Underwriter	Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940:
Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

5

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 17th day of March, 2006.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

		BY:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

Thomas C. Sutton* Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-62446, Accession No. 0001017062-02-000855, and incorporated by reference herein.)

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life & Annuity Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 17th day of March, 2006.

		BY:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

Thomas C. Sutton* Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-62446, Accession No. 0001017062-02-000855, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2006

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2006

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2006

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2006

James T. Morris*	Chief Operating Officer	, 2006

Brian D. Klemens*	Vice President and Treasurer	, 2006

Edward R. Byrd*	Vice President, Controller and Chief Accounting Officer	, 2006

*By:	/s/ DAVID R. CARMICHAEL	March 17, 2006

David R. Carmichael as attorney-in-fact

     (Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-62446, Accession No. 0001017062-02-000855, and incorporated by reference herein.)